Cover	Apr. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2025
Entity File Number	000-56342
Entity Registrant Name	VERANO HOLDINGS CORP.
Entity Central Index Key	0001848416
Entity Tax Identification Number	98-1583243
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	224 West Hill Street, Suite 400
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60610
City Area Code	(312)
Local Phone Number	265-0730
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false